Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for each reporting unit from 2022 to 2024 was as follows:

	Baidu Core excluding SLG	SLG	iQIYI	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 3 1 , 2022	16,874	1,777	3,826	22,477

Goodwill acquired (Note 3)	114	—	—	114
Goodwill disposed	—	—	(5)	(5)
Balance at December 31, 2023	16,988	1,777	3,821	22,586

Balance at December 31, 2024	16,988	1,777	3,821	22,586

Balance at December 31, 2024, in US$	2,327	244	523	3,094

Intangible Assets
Intangible Assets

	As of December 31, 2023
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Trademarks	966	(238)	(386)	342
Technology	1,062	(79)	(791)	192
Intellectual property right	1,568	(381)	(931)	256
Others	446	(20)	(335)	91

	4,042	(718)	(2,443)	881

	As of December 31, 2024
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Trademarks	966	(238)	(445)	283	39
Technology	1,062	(79)	(911)	72	10
Intellectual property right	1,572	(364)	(930)	278	38
Others	489	(19)	(331)	139	19

	4,089	(700)	(2,617)	772	106

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follow:

	RMB	US$

	(In millions)
For the years ending December 31,
2025	280	38
2026	171	23
2027	122	17
2028	102	14
2029	58	8